SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Silver	$ 42,069	$ 28,284
Copper	27,603	27,437
Gold	27,362	16,962
Penalties, treatment costs and refining charges	(4,807)	(6,505)
Revenue	$ 92,227	$ 66,178